Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 255,947	¥ 428,102
Less: Current portion	(75,428)	(173,102)
Total long-term debt	180,519	255,000
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Long-term debt	240,000	407,032
Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt	15,797	21,000
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 150	¥ 70